Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2025
Organization and Basis of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the “Company”) was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in Hong Kong Special Administrative Region (“Hong Kong”), Shenzhen (comprising Long Hua) of the People’s Republic of China (“China”) and Yangon of the Republic of the Union of Myanmar (“Myanmar”).

The Company and its subsidiaries (collectively referred as the “Group”) are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group’s manufacturing activities are principally conducted in Shenzhen of China and Yangon of Myanmar, while its selling activities are principally conducted in Hong Kong.